Income Taxes (Elements That Comprise Provision For Income Taxes) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Federal	$ 785,888	$ 532,722	$ 336,870
States and Puerto Rico	63,262	56,155	30,829
Total current provision	849,150	588,877	367,699
Deferred benefit	(198,978)	(26,792)	(22,005)
Provision for income taxes	$ 650,172	$ 562,085	$ 345,694